Related Party Transactions - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Dong Hu [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Dong Hu
Relationship with the Company	Chief Executive Officer (CEO) and Chief Financial Officer (CFO) of the Company
Hong Kong Dewang Limited [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Hong Kong Dewang Limited
Relationship with the Company	Wholly owned by Zhengqian Jiang, father-in-law of Dong Hu
Zhejiang Wansi Computer Manufacturing Company Limited [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Zhejiang Wansi Computer Manufacturing Company Limited
Relationship with the Company	68% owned by Aiqun Jiang, spouse of Dong Hu
Hangzhou Yibang Zhiyang Technology Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Hangzhou Yibang Zhiyang Technology Co., Ltd.
Relationship with the Company	Controlled by Dong Hu
Top Max Limited [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Top Max Limited
Relationship with the Company	Controlled by Dong Hu
Shubo Qian [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Shubo Qian
Relationship with the Company	Brother-in-law of Dong Hu
Jun Hu [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Jun Hu
Relationship with the Company	Sister of Dong Hu
Hangzhou Yiquansheng Communication Technology Co., Ltd [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Hangzhou Yiquansheng Communication Technology Co., Ltd.
Relationship with the Company	Controlled by Dong Hu
Redback Technologies Holdings Pty Ltd and its subsidiaries (“Redback Technologies”) [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Redback Technologies Holdings Pty Ltd and its subsidiaries (“Redback Technologies”)
Relationship with the Company	Dong Hu was the director for the period from May 2024 to November 8, 2024